CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory reserve	$ 0	$ 0	$ 1,161,469
Convertible preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Converted perferred stock, shares authorized		50,000,000	50,000,000
Converted perferred stock, shares issued		2,188,905	2,388,905
Converted perferred stock, shares Outstanding		2,188,905	2,388,905
Current portion of notes payable		$ 25,874,146	$ 9,242,183
Prepaid expenses and other current assets	$ 3,688,148	$ 1,621,303	$ 162,749
Convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Convertible preferred stock, shares authorized	50,000,000	50,000,000
Convertible preferred stock, shares issued	1,343,967	2,188,905
Convertible preferred stock, shares outstanding	1,343,967	2,188,905
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	900,000,000	900,000,000
Common stock, shares issued	154,588,426	92,816,561	4,062,974
Common stock, shares outstanding	154,588,426	92,816,561	4,062,974
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	1,343,967	2,188,905
Preferred stock, shares outstanding	1,343,967	2,188,905
Accounts payable	$ 2,644,691	$ 2,130,686	$ 6,301,310
Accrued expenses	7,526,946	3,276,794	4,301,195
Debt Instrument, Fair Value Disclosure	38,412,801	25,863,601
Related Party [Member]
Current portion of notes payable		0	8,130,638
Prepaid expenses and other current assets	1,772,288	233,498	$ 0
Accounts payable	97,219	0
Accrued expenses	2,474,831	0
Contingent consideration liability	$ 482,916	$ 0